Leases	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Leases

(6) Leases

The Company is party to various operating leases for production facilities, vehicles and sites upon which advertising structures are built. The leases expire at various dates, and have varying options to renew and to cancel and may contain escalation provisions. The following is a summary of minimum annual rental payments required under those operating leases that have original or remaining lease terms in excess of one year as of December 31, 2015:

2016	$172,305
2017	$135,811
2018	$120,334
2019	$107,791
2020	$94,172
Thereafter	$693,441

Rental expense related to the Company’s operating leases was $240,518, $227,879 and $222,638 for the years ended December 31, 2015, 2014 and 2013, respectively.